UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 35,739,253	$ 5,649,692
Due from related party, current	$ 4,619,805	$ 6,034,859
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts receivable trade	$ 1,381,344	$ 620,683
Inventories	87,709	147,365
Prepaid expenses and other assets	370,235	398,812
Investment in crypto assets-Bitcoin	2,576,214	3,851,400
Total current assets	44,774,560	16,702,811
NON-CURRENT ASSETS:
Vessels, net	31,999,671	39,207,988
Due from related party	$ 592,620	$ 981,162
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets, non current	$ 0	$ 357,769
Deferred charges, net	1,346,643	1,699,383
Total non-current assets	33,938,934	42,246,302
Total assets	78,713,494	58,949,113
CURRENT LIABILITIES:
Accounts payable	1,076,491	512,030
Due to related party, current	$ 106,944	$ 106,944
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred revenue	$ 713,000	$ 698,000
Accrued liabilities	1,499,747	1,285,392
Total current liabilities	3,396,182	2,602,366
NON-CURRENT LIABILITIES:
Total non-current liabilities	0	0
Commitments and contingencies
MEZZANINE EQUITY:
Mezzanine equity	25,877,180	25,877,180
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 3,900,000,000 shares authorized; 187,049 and 582,524 shares issued; 184,991 shares (net of 2,058 treasury shares) and 582,524 outstanding as of December 31, 2025, and June 30, 2026, respectively	582	187
Preferred shares, $0.001 par value: 100,000,000 shares authorized; Series B preferred shares: 40,000 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively	40	40
Additional paid-in capital	44,566,504	31,576,581
Treasury shares; 2,058 and 0 shares as of December 31, 2025 and June 30, 2026, respectively	0	(130,548)
(Accumulated deficit)/Retained earnings	4,873,006	(976,693)
Total shareholders' equity	49,440,132	30,469,567
Total liabilities, mezzanine equity and shareholders' equity	78,713,494	58,949,113
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Mezzanine equity	$ 25,877,180	$ 25,877,180